OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
Schedule of other current receivables

USDm	2023	2022	2021
Derivative financial instruments	37.6	55.3	8.3
Escrow accounts	14.9	14.9	27.4
Other	8.0	3.8	4.3
Balance as of December 31	60.5	74.0	40.0